Income Taxes (Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Corporate Income Tax Rate [Line Items]
Income before income tax expense	$ 434,185	$ 286,494	$ 124,019
Income tax expense at the statutory income tax rate	108,546	71,624	31,005
Permanent differences	11,713	5,506	1,663
Effect of different income tax calculation method required by tax bureau	(11)	(5)	48
Effect of income tax holiday and preferential tax rates	(56,049)	(58,529)	(43,460)
Changes in valuation allowance	28,500	7,855	3,758
Total income tax expense	$ 119,485	$ 51,425	$ 23,423
PRC [Member]
Corporate Income Tax Rate [Line Items]
PRC statutory income tax rate (in percentage)	25.00%	25.00%	25.00%
Cayman Islands and other jurisdictions [Member]
Corporate Income Tax Rate [Line Items]
Effect of tax exempt status in Cayman Islands and other jurisdictions	$ 26,335	$ 24,701	$ 30,241
Hong Kong [Member]
Corporate Income Tax Rate [Line Items]
PRC statutory income tax rate (in percentage)	16.50%	16.50%	16.50%
Effect of different income tax rate in Hong Kong	$ 451	$ 273	$ 168